Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share
Summary of earnings per Unit

	Three Months Ended March 31,
	2018	2017
Numerator:
Net income attributable to Cactus Inc.	$3,753	$—
Denominator:
Weighted average Class A shares outstanding—basic	26,450	—
Effect of dilutive shares (1)	198
Weighted average Class A shares outstanding—diluted (1)	26,648	—

Earnings per Class A Share—basic	$0.14	$—
Earnings per Class A Share—diluted (1)	$0.14	$—

(1)	Diluted earnings per share for the periods presented excludes 48,439,772 shares of Class B common stock as the effect would be anti-dilutive.

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	Year Ended December 31,
	2017	2016	2015
Numerator:
Net income (loss)	$66,547	$(8,176)	$21,224
Participating securities:
Dividends	—	—	(3,303)

Income allocation	(20,617)	—	(6,720)
Net income (loss) available to Class A Units	$45,930	$(8,176)	$11,201
Denominator:
Weighted average Class A Units—basic and diluted	36,500	36,500	36,500
Earnings (loss) per Class A Unit—basic and diluted	$1,258.36	$(224.00)	$306.88